RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Summary of Financing Receivables
A summary of financing receivables as of June 30, 2020 and December 31, 2019 is as follows:

	June 30, 2020	December 31, 2019
	(in millions)
Retail	$8,545	$9,218
Wholesale	8,674	10,081
Other	160	129
Total	$17,379	$19,428

Summary of Aging of Financing Receivables
The aging of financing receivables as of June 30, 2020 and December 31, 2019 is as follows (in millions):

	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2020					$1,226	$—	$1,226
2019					1,993	2	1,995
2018					1,356	2	1,358
2017					751	2	753
2016					409	2	411
Prior to 2016					216	2	218
Total	$12	$—	$12	$5,939	$5,951	$10	$5,961
South America
2020					$390	$—	$390
2019					497	6	503
2018					329	7	336
2017					186	4	190
2016					95	2	97
Prior to 2016					80	4	84
Total	$62	$1	$63	$1,514	$1,577	$23	$1,600
Rest of World
2020					$245	$—	$245
2019					255	—	255
2018					192	1	193
2017					124	1	125
2016					47	1	48
Prior to 2016					5	—	5
Total	$5	$5	$10	$858	$868	$3	$871
Europe	$—	$—	$—	$113	$113	$—	$113
Total Retail	$79	$6	$85	$8,424	$8,509	$36	$8,545
Wholesale
North America	$—	$—	$—	$3,221	$3,221	$22	$3,243
South America	—	—	—	587	587	39	626
Rest of World	4	1	5	501	506	3	509
Europe	18	13	31	4,257	4,288	8	4,296
Total Wholesale	$22	$14	$36	$8,566	$8,602	$72	$8,674
The above aging table is not necessarily reflective of the potential credit risk in the portfolio due to payment schedules changes granted by the Company and government stimulus policies benefiting the Company's dealers and end-use customers.

	December 31, 2019
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$24	$4	$—	$28	$6,123	$6,151	$16	$6,167
Europe	—	—	—	—	136	136	—	136
South America	9	2	6	17	1,974	1,991	18	2,009
Rest of World	3	1	2	6	900	906	—	906
Total Retail	$36	$7	$8	$51	$9,133	$9,184	$34	$9,218
Wholesale
North America	$—	$—	$—	$—	$3,641	$3,641	$26	$3,667
Europe	24	9	7	40	4,857	4,897	—	4,897
South America	2	—	1	3	829	832	55	887
Rest of World	5	3	6	14	616	630	—	630
Total Wholesale	$31	$12	$14	$57	$9,943	$10,000	$81	$10,081

Summary of Allowance for Credit Loss Activity
Allowance for credit losses activity for the three and six months ended June 30, 2020 and 2019 is as follows (in millions):

	Three Months Ended June 30, 2020
	Retail	Wholesale
Opening balance	$314	$144
Provision	34	15
Charge-offs, net of recoveries	(24)	(1)
Foreign currency translation and other	2	1
Ending balance	$326	$159

	Six Months Ended June 30, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	54	17
Charge-offs, net of recoveries	(44)	(1)
Foreign currency translation and other	(18)	(7)
Ending Balance	$326	$159
At June 30, 2020, the allowance for credit losses includes a reserve build primarily due to a weaker economic outlook related to the COVID-19 pandemic. As this situation has rapidly evolved and is fluid, there is significant subjectivity in the Company's assessment. The Company continues to monitor the situation and will update the macroeconomic factors and qualitative factors in future periods, as warranted. The provision for credit losses is included in selling, general, and administrative expenses.

	Three Months Ended June 30, 2019
	Retail	Wholesale
Opening Balance	$317	$157
Provision	15	4
Charge-offs, net of recoveries	(16)	(4)
Foreign Currency Translation and Other	3	1
Ending Balance	$319	$158

	Six Months Ended June 30, 2019
	Retail	Wholesale
Opening Balance	$326	$164
Provision	23	1
Charge-offs, net of recoveries	(27)	(6)
Foreign Currency Translation and Other	(3)	(1)
Ending Balance	$319	$158
Allowance for credit losses activity for the year ended December 31, 2019 is as follows (in millions):

	December 31, 2019
	Retail	Wholesale
Opening Balance	$326	$164
Provision	44	12
Charge-offs, net of recoveries	(51)	(18)
Foreign Currency Translation and Other	(20)	1
Ending Balance	$299	$159

Summary of Carrying Amount of Restricted Assets
At June 30, 2020 and December 31, 2019, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2020	December 31, 2019
Retail note and finance lease receivables	$5,813	$6,340
Wholesale receivables	6,415	7,266
Total	$12,228	$13,606